Long-Term Debt and Other Financial Liabilities, July 2020 Entrust Loan Facility (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 16, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 20, 2021	Jul. 15, 2020
Senior Long-Term Debt [Abstract]
Proceeds from drawdown		$ 180,320	$ 22,500	$ 6,422
Repayment of long-term debt		132,058	52,514	$ 17,598
Balance outstanding		218,551	$ 173,289
New Entrust Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Borrowing capacity						$ 22,500
Proceeds from drawdown	$ 22,500
Repayment of long-term debt		14,618
Unamortized debt discounts written off					$ 438
Balance outstanding		$ 5,500